Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value EUR 0.01 per share
Amount Registered | shares	6,448,836
Proposed Maximum Offering Price per Unit	9.34
Maximum Aggregate Offering Price	$ 60,232,128.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,318.06
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares having a nominal value of €0.01 per share (“Shares”), of Immatics N.V. (the “Registrant”) that become issuable under the Registrant’s 2026 Stock Option and Incentive Plan by reason of any share dividend, share split, recapitalization or other similar transaction affecting the Shares.

Estimated in accordance with Rule 457(c) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low price of $9.34 per Share, as reported on The Nasdaq Stock Market on June 17, 2026.

Rounded up to the nearest cent.

There are no fee offsets.